FIRST INVESTORS EQUITY FUNDS | FIRST INVESTORS GROWTH & INCOME FUND
FIRST INVESTORS GROWTH & INCOME FUND
Investment Objective
The Fund seeks long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 142 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-54 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS GROWTH & INCOME FUND FIRST INVESTORS EQUITY FUNDS	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS GROWTH & INCOME FUND FIRST INVESTORS EQUITY FUNDS		CLASS A		CLASS B		Advisor Class		Institutional Class
Management Fees		0.69%	[1]	0.69%	[1]	0.69%	[2]	0.69%	[2]
Distribution and Service (12b-1) Fees		0.30%	[1]	1.00%	[1]	none	[2]	none	[2]
Other Expenses		0.21%	[1]	0.29%	[1]	3.88%	[2]	3.51%	[2]
Total Annual Fund Operating Expenses		1.20%	[1]	1.98%	[1]	4.57%	[2]	4.20%	[2]
Fee Waiver and/or Expense Reimbursement	[3]		[1]		[1]	3.63%	[2]	3.41%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	[1]	1.98%	[1]	0.94%	[2]	0.79%	[2]
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes and that, as of April 1, 2013, the Fund no longer paid annual custodial fees.
[2]	Expenses are based on estimated expenses expected to be incurred for the fiscal year ending September 30, 2014.
[3]	The transfer agent has contractually agreed to limit transfer agency expenses of the Advisor and Institutional Class shares of the Fund until at least January 31, 2015, to the extent that transfer agency expenses exceed 0.20% for Advisor Class shares and 0.05% for Institutional Class shares. The transfer agent can be reimbursed by the Fund within three years after the date the expense limitation has been made, provided that such repayment does not cause the transfer agency expenses of the Fund's Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to January 31, 2015 with the approval of the Fund's Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver/expense reimbursement arrangement for Advisor and Institutional Class shares through January 31, 2015).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS GROWTH & INCOME FUND FIRST INVESTORS EQUITY FUNDS (USD $)	1 year	3 years	5 years	10 years
CLASS A	690	934	1,197	1,946
CLASS B	601	921	1,268	2,105
Advisor Class	96	300	520	1,155
Institutional Class	81	252	439	978

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS GROWTH & INCOME FUND FIRST INVESTORS EQUITY FUNDS (USD $)	1 year	3 years	5 years	10 years
CLASS A	690	934	1,197	1,946
CLASS B	201	621	1,068	2,105
Advisor Class	96	300	520	1,155
Institutional Class	81	252	439	978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its whole portfolio.

Principal Investment Strategies
The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund primarily seeks to invest in common stocks of large-, mid-, and small-size companies that have a history of paying dividends.  When the Fund cannot identify dividend-paying stocks that it finds attractive, it may invest in non-dividend-paying stocks.

The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.

Principal Risks
You can lose money by investing in the Fund.  The Fund is intended for investors who:

■           Are primarily seeking an investment that offers the potential for growth with a modest amount of income,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  The Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 16.90% (for the quarter ended June 30, 2009) and the lowest quarterly return was -22.47% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2013
Average Annual Returns FIRST INVESTORS GROWTH & INCOME FUND FIRST INVESTORS EQUITY FUNDS		1 Year	5 Years	10 Years
CLASS A	[1]	29.16%	17.56%	7.14%
CLASS B	[1]	32.09%	17.89%	7.01%
After Taxes on Distributions CLASS A	[1]	27.97%	17.21%	6.85%
After Taxes on Distributions and Sale of Fund Shares CLASS A	[1]	17.46%	14.11%	5.70%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	32.38%	17.91%	7.39%
[1]	No performance information is presented for Advisor Class and Institutional Class shares because these share classes have not been in existence for a full calendar year.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.